FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00248
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THE ADAMS EXPRESS COMPANY
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(Exact name of registrant as specified in charter)

7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
The Adams Express Company
7 Saint Paul Street, Suite 1140
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

March 31, 2013

(unaudited)

	Shares	Value (A)
Common Stocks — 99.1%
Consumer Discretionary — 11.1%
Bed Bath & Beyond Inc. (C)	215,000	$13,850,300
Coach, Inc.	130,000	6,498,700
Dollar General Corp. (C)	250,000	12,645,000
Lowe’s Companies, Inc.	550,000	20,856,000
Marriott International Inc. (Class A)	300,000	12,669,000
McDonald’s Corp.	180,000	17,944,200
Newell Rubbermaid Inc.	400,000	10,440,000
Panera Bread Co. (Class A) (C)	15,000	2,478,600
Ryland Group, Inc.	333,500	13,880,270
Target Corp.	120,000	8,214,000
Walt Disney Co.	360,000	20,448,000

		139,924,070

Consumer Staples — 10.0%
Bunge Ltd.	100,000	7,383,000
Coca-Cola Co.	300,000	12,132,000
CVS/Caremark Corp.	295,000	16,222,050
Diageo plc ADR	50,000	6,292,000
General Mills, Inc.	230,000	11,341,300
PepsiCo, Inc. (G)	250,000	19,777,500
Philip Morris International Inc.	160,000	14,833,600
Procter & Gamble Co.	175,000	13,485,500
Safeway Inc. (F)	340,000	8,959,000
Senomyx, Inc. (C)	1,093,700	2,307,707
Unilever plc ADR	325,000	13,728,000

		126,461,657

Energy — 10.4%
Anadarko Petroleum Corp.	50,000	4,372,500
Chevron Corp.	141,000	16,753,620
CONSOL Energy Inc. (F)	73,700	2,480,005
Exxon Mobil Corp. (G)	105,000	9,461,550
Halliburton Co.	150,000	6,061,500
Kinder Morgan Inc.	170,000	6,575,600
National Oilwell Varco, Inc.	100,000	7,075,000
Peabody Energy Corp.	38,560	815,544
Petroleum & Resources Corp. (D)	2,186,774	56,812,389
Phillips 66	128,850	9,015,635
Schlumberger Ltd. (F)	120,000	8,986,800
Seadrill Ltd. (B)	40,000	1,488,400
Spectra Energy Corp.	55,280	1,699,860

		131,598,403

Financials — 15.1%
ACE Ltd. (C)	165,000	14,680,050
Affiliated Managers Group, Inc. (C)	51,700	7,939,569
American Campus Communities Inc.	90,000	4,080,600
AXIS Capital Holdings, Ltd.	220,000	9,156,400
Bank of America Corp.	830,000	10,109,400
Bank of New York Mellon Corp.	323,775	9,062,462
Capital One Financial Corp.	245,000	13,462,750
Digital Realty Trust, Inc. (B)	90,000	6,021,900
Fifth Third Bancorp.	665,000	10,846,150
HCP, Inc.	125,000	6,232,500
JPMorgan Chase & Co.	600,000	28,476,000
MetLife Inc.	435,000	16,538,700
PNC Financial Services Group, Inc.	150,000	9,975,000
T. Rowe Price Group, Inc.	100,000	7,487,000
U.S. Bancorp.	470,000	15,947,100
Wells Fargo & Co.	560,000	20,714,400

		190,729,981

Health Care — 14.2%
Catamaran Corp. (C)	180,000	9,545,400
Celgene Corp. (C) (F)	120,000	13,909,200
Covidien plc	120,000	8,140,800
Express Scripts Holding Co. (C)	255,000	14,700,750
Gilead Sciences, Inc. (C)	414,000	20,257,020
Hologic Inc. (C)	420,000	9,492,000
McKesson Corp.	116,000	12,523,360
MEDNAX, Inc. (C)	70,000	6,274,100
Medtronic, Inc.	65,000	3,052,400
Merck & Co., Inc.	500,000	22,115,000
Pfizer Inc.	690,000	19,913,400
Teva Pharmaceutical Industries Ltd. ADR	220,000	8,729,600
UnitedHealth Group Inc.	287,500	16,447,875
Wellcare Health Plans, Inc. (C)	100,000	5,796,000
Zimmer Holdings, Inc.	115,000	8,650,300

		179,547,205

Industrials — 10.3%
Boeing Co.	210,000	18,028,500
Caterpillar Inc.	120,000	10,436,400
Eaton Corporation plc	205,000	12,556,250
Emerson Electric Co.	160,000	8,939,200
FedEx Corp.	75,000	7,365,000
General Electric Co.	730,000	16,877,600
Honeywell International Inc.	295,000	22,228,250
Masco Corp.	365,000	7,391,250
Terex Corp. (C) (F)	265,000	9,121,300
United Technologies Corp.	184,500	17,237,835

		130,181,585

Information Technology — 18.1%
Apple Inc. (G)	93,000	41,164,590
Automatic Data Processing, Inc.	200,000	13,004,000
Broadcom Corp. (Class A)	225,000	7,800,750
Cisco Systems, Inc.	700,000	14,637,000
Cognizant Technology Solutions Group (Class A) (C)	160,000	12,257,600
eBay Inc. (C)	280,000	15,181,600
Google Inc. (Class A) (C)	18,000	14,292,540
Intel Corp.	570,000	12,454,500
International Business Machines Corp.	105,000	22,396,500
MasterCard, Inc.	23,000	12,445,990
Microsoft Corp.	700,000	20,027,000
Oracle Corp.	500,000	16,170,000
QUALCOMM Inc.	400,000	26,780,000

		228,612,070

Materials — 3.7%
CF Industries Holdings, Inc. (F)	38,531	7,335,145
Dow Chemical Co.	175,000	5,572,000
Eastman Chemical Co.	85,000	5,938,950
Freeport-McMoRan Copper & Gold Inc.	165,700	5,484,670
LyondellBasell Industries N.V. (Class A)	158,000	9,999,820
Potash Corporation of Saskatchewan Inc. (F)	130,100	5,106,425
Praxair, Inc. (F)	67,500	7,528,950

		46,965,960

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2013

(unaudited)

	Principal/ Shares	Value (A)
Telecom Services — 3.7%
AT&T Corp.	550,000	$20,179,500
CenturyLink, Inc.	345,000	12,119,850
Verizon Communications Inc.	300,000	14,745,000

		47,044,350

Utilities — 2.5%
Calpine Corp. (C)	300,000	6,180,000
IDACORP, Inc.	135,000	6,516,450
NiSource Inc.	210,000	6,161,400
South Jersey Industries, Inc.	100,000	5,559,000
Wisconsin Energy Corp.	160,000	6,862,400

		31,279,250

Total Common Stocks (Cost $990,948,700)		1,252,344,531

Short-Term Investments — 1.3%
Money Market Account — 0.1%
M&T Bank, 0.15%	$1,134,617	1,134,617

Money Market Funds — 1.2%
Fidelity Institutional Money Market – Money Market Portfolio (Institutional Class), 0.14% (E)	15,100,000	15,100,000
RBC U.S. Government Money Market (Institutional Class I), 0.01% (E)	10,000	10,000
Vanguard Federal Money Market, 0.01% (E)	10,000	10,000
Western Asset Institutional Government Reserves (Institutional Class), 0.05% (E)	10,000	10,000

		15,130,000

Total Short-Term Investments (Cost $16,264,617)		16,264,617

Securities Lending Collateral — 0.2% (Cost $2,814,093)
Money Market Funds — 0.2%
Invesco Short-Term Investment Trust — Liquid Assets Portfolio (Institutional Class), 0.11% (E)		2,814,093

Total Investments — 100.6% (Cost $1,010,027,410)		1,271,423,241
Cash, receivables, prepaid expenses and other assets, less liabilities — (0.6)%		(7,332,476)

Net Assets — 100.0%		$1,264,090,765

Notes:

(A)	Common stocks are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	A portion of shares held are on loan.
(C)	Presently non-dividend paying.
(D)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(E)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(F)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $7,067,113.
(G)	All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate market value to deliver upon exercise of $11,078,600.

See accompanying notes.

SCHEDULE OF OUTSTANDING WRITTEN OPTION CONTRACTS

March 31, 2013

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date	Value

COVERED CALLS
100	Celgene Corp.	$105	Apr 13	$113,000
14	CF Industries Holdings, Inc.	245	May 13	126
400	CONSOL Energy Inc.	36	Apr 13	10,800
105	Potash Corporation of Saskatchewan Inc.	48	Jun 13	630
135	Praxair, Inc.	115	Apr 13	5,400
300	Safeway Inc.	23	Jun 13	114,000
120	Schlumberger Ltd.	87.50	Apr 13	360
200	Terex Corp.	39	Jul 13	31,000

1,374				275,316

COLLATERALIZED PUTS
200	Boeing Co.	62.50	May 13	$1,000
100	BorgWarner, Inc.	57.50	Apr 13	1,500
100	Celgene Corp.	82.50	Apr 13	400
76	CF Industries Holdings, Inc.	165	May 13	8,056
100	Coach, Inc.	45	May 13	7,500
360	Dow Chemical Co.	29	Jun 13	19,800
100	Eastman Chemical Co.	67.50	Jun 13	25,500
100	FedEx Corp.	90	May 13	6,200
196	Halliburton Co.	36	Apr 13	1,764
200	Halliburton Co.	36	Jul 13	18,200
100	LyondellBasell Industries N.V. (Class A)	52.25	Jun 13	6,000
100	National Oilwell Varco, Inc.	65	May 13	9,200
225	Noble Corp.	35	Jun 13	22,275
120	Schlumberger Ltd.	60	Apr 13	480

2,077				127,875

	Total Option Liability (Unrealized Gain of $40,905 on $444,096 Premiums Received)			$403,191

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS AND OUTSTANDING WRITTEN OPTION CONTRACTS (Unaudited)

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1. SIGNIFICANT ACCOUNTING POLICIES

The Adams Express Company (the Fund) is registered under the Investment Company Act of 1940 as a diversified investment company. The Fund is an internally-managed closed-end fund.

Affiliated Companies - Investments in companies 5% or more of whose outstanding voting securities are held by the Fund are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions - Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of specific identification.

Security Valuation - The Fund's investments are reported at fair value as defined under accounting principles generally accepted in the United States of America. Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options and money market funds) are valued at amortized cost, which approximates fair value. Purchased and written options are valued at the last quoted bid and asked price, respectively. Money market funds are valued at net asset value on the day of valuation.

Various inputs are used to the determine the fair value of the Fund's investments. These inputs are summarized in the following three levels:

  Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments,
  Level 2 -- fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments,
  Level 3 -- fair value is determined using the Fund's own assumptions, developed based on the best information available in the circumstances.

The Fund's investments at March 31, 2013 were classified as follows:

	Level 1	Level 2	Level 3	Total
Stocks	$1,252,344,531	$--	$--	$1,252,344,531
Short-term investments	16,264,617	--	--	16,264,617
Securities lending collateral	2,814,093	--	--	2,814,093

Total investments	$1,271,423,241	$--	$--	$1,271,423,241

Written options	$(403,191)	$--	$--	$(403,191)

There were no transfers into or from Level 1 or Level 2 during the quarter ended March 31, 2013.

2. FEDERAL INCOME TAXES

For federal income tax purposes, the identified cost of securities at March 31, 2013 was $1,012,543,903 and net unrealized appreciation aggregated $258,879,338, of which the related gross unrealized appreciation and depreciation were $300,857,867 and $(41,978,529), respectively.

3. INVESTMENT TRANSACTIONS

The Fund's investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff.

The Fund is subject to changes in the value of equity securities held (equity price risk) in the normal course of pursuing its investment objectives. The Fund may purchase and write option contracts to increase or decrease its equity price risk exposure or may write option contracts to generate additional income. Option contracts generally entail risks associated with counterparty credit, liquidity, and unfavorable equity price movements. The Fund has mitigated counterparty credit and liquidity risks by trading its options through an exchange. The risk of unfavorable equity price movements is limited for purchased options to the premium paid and for written options by writing only covered call or collateralized put option contracts, which require the Fund to segregate certain securities or cash at its custodian when the option is written.

When the Fund writes (purchases) an option, an amount equal to the premium received (paid) by the Fund is recorded as a liability (asset) and is subsequently marked to market daily in the Statement of Assets and Liabilities, with any related change recorded as an unrealized gain or loss in the Statement of Operations. Premiums received (paid) from unexercised options are treated as realized gains (losses) on the expiration date. Upon the exercise of written put (purchased call) option contracts, premiums received (paid) are deducted from (added to) the cost basis of the underlying securities purchased. Upon the exercise of written call (purchased put) option contracts, premiums received (paid) are added to (deducted from) the proceeds from the sale of underlying securities in determining whether there is a realized gain or loss.

4. PORTFOLIO SECURITIES LOANED

The Fund makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Fund on the next business day. Cash deposits are placed in a registered money market fund. The Fund accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. At March 31, 2013, the Fund had outstanding securities on loan of $2,754,540 and held cash collateral of $2,814,093. The Fund is indemnified by its lending agent for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Adams Express Company

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	April 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	April 19, 2013

By:	/s/ Brian S. Hook
Brian S. Hook
Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	April 19, 2013